Going Concern (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net cash used in operating activities	$ (1,139,499)	$ (149,371)	$ (203,970)	$ (173,228)
Working capital deficit	450,622		2,440,289
Accumulated deficit	$ (228,481,988)		$ (213,633,853)	$ (211,678,692)